Accrued Liabilities	12 Months Ended
Jan. 31, 2026
Accrued Liabilities
Accrued Liabilities

Note 11 - Accrued Liabilities

	January 31,	January 31,
	2026	2025
Accrued compensation and benefits	42,502	55,105
Accrued contingent consideration	10,761	8,674
Accrued professional fees	2,307	1,823
Other accrued liabilities	18,311	14,054
	73,881	79,656

Other accrued liabilities include accrued expenses related to third-party resellers and royalties, suppliers, and accrued restructuring charges.